Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents	$ 448,626	$ 376,163	$ 226,045	$ 235,446	$ 191,162	$ 192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	525		1,716
Long-term investments - warrants held	696		1,536
Convertible note receivable	0		17,086
Long-term investments - common shares held	60,103	$ 91,344	59,941	$ 83,887	$ 83,836	$ 196,241
Total financial assets	522,975		317,001
Trade receivables from sales of cobalt.	12,632		9,488
Financial liabilities
Accounts payable and accrued liabilities	9,546		13,935
Pension liability	3,066		2,685
Total financial liabilities	12,612		16,620
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	448,626		226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	525		1,716
Long-term investments - warrants held	696		1,536
Convertible note receivable	0		17,086
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	60,103		59,941
Financial assets at amortized cost, category [member]
Financial assets
Non-revolving term loan	0		816
Other accounts receivable	393		373
Trade receivables from sales of cobalt.	12,632		9,488
Financial liabilities
Accounts payable and accrued liabilities	9,546		13,935
Pension liability	$ 3,066		$ 2,685